Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of depreciation using straight-line method over their estimated useful lives

Depreciation is calculated to write-off the cost of items of property and equipment, less their estimated residual value, if any, using the straight-line method over their estimated useful lives as follows:

–Leasehold improvement	Over the shorter of the useful lives of the assets or lease terms of the associated properties
–Machinery	3–5 years
–Motor vehicles	1–5 years
–Office equipment and electronic equipment	3–5 years

Schedule of estimated useful lives for the current and comparative periods	The estimated useful lives for the current and comparative periods are as follows:

–Software	5–10 years
–Patent	8 years